Pensions and other post-employment benefits - Narratives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pensions and other post-employment benefits
Actuarial valuation term	3 years
Pension expense	£ 28	£ 25	£ 8
Pension plan
Pensions and other post-employment benefits
Estimated employer contributions next fiscal year	31
Post retirement obligations
Pensions and other post-employment benefits
Estimated employer contributions next fiscal year	£ 1